Intangible Assets, Net - Schedule of Intangible Assets with Definite Lives (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	¥ 108,728		¥ 108,582
Accumulated Amortization	(74,573)		(69,182)
Net Carrying Value	34,155	$ 5,273	39,400
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	68,310		68,310
Accumulated Amortization	(34,155)		(29,601)
Net Carrying Value	34,155	5,273	38,709
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	9,050		9,050
Accumulated Amortization	(9,050)		(9,050)
Net Carrying Value	0	0	0
Websites [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	27,000		27,000
Accumulated Amortization	(27,000)		(27,000)
Net Carrying Value	0	0	0
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	1,870		1,870
Accumulated Amortization	(1,870)		(1,870)
Net Carrying Value	0	0	0
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,498		2,352
Accumulated Amortization	(2,498)		(1,661)
Net Carrying Value	¥ 0	$ 0	¥ 691